INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
INVESTMENTS IN SUBSIDIARIES
INVESTMENTS IN SUBSIDIARIES

The partnership considers all relevant facts and circumstances in determining that its decision making rights over the entities listed below are sufficient to give it power over these subsidiaries. In addition, the partnership has exposure and rights to substantial variable returns from its economic interests in these subsidiaries, even after consideration of material non-controlling interests in certain subsidiaries. The partnership is able to use its power to affect the amount of its returns and consolidates these subsidiaries.
The following table presents the partnership’s material subsidiaries as of December 31, 2017 and 2016:

	Jurisdiction of formation	Economic interest		Voting interest
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Subsidiary of the partnership
Brookfield Property L.P.(1)	Bermuda	37%	37%	100%	100%
Holding entities of the operating partnership
BPY Bermuda IV Holdings L.P.	Delaware	100%	100%	100%	100%
Brookfield BPY Retail Holdings II Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings II Limited	Bermuda	100%	100%	100%	100%
Brookfield BPY Holdings Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings IV Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings 1A Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings V Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings VI Limited	Bermuda	100%	—%	100%	—%
Real estate subsidiaries of the holding entities
Brookfield Office Properties (“BPO”)	Canada	100%	100%	100%	100%
Brookfield BPY Holdings (Australia) ULC(2)	Canada	100%	100%	—%	—%
DS4 Holdings Limited(3)	Barbados	—%	100%	—%	100%
BSREP CARS Sub-Pooling LLC(4)	United States	29%	29%	—%	—%
Center Parcs UK(4)	United Kingdom	27%	27%	—%	—%
BSREP Industrial Pooling Subsidiary L.P.(4)	United States	30%	30%	—%	—%
BSREP II Aries Pooling LLC(4)	United States	26%	26%	—%	—%
Brookfield Brazil Retail Fundo de Investimento em Participações(5)	Brazil	46%	46%	—%	—%
BREF ONE, LLC(4)	United States	33%	33%	—%	—%
BSREP Europe Holdings L.P.(4)	Cayman Islands	34%	34%	—%	—%
BSREP UA Holdings LLC(4)	Cayman Islands	30%	30%	—%	—%
BSREP II Brazil Pooling LLC(4)	United States	32%	32%	—%	—%
BSREP India Office Holdings Pte. Ltd.(4)	United States	33%	33%	—%	—%
BSREP II Retail Upper Pooling LLC(4)	United States	50%	50%	33%	33%
Brookfield Strategic Real Estate Partners II Storage REIT LLC(4)	United States	26%	26%	—%	—%
BSREP II Korea Office Holdings Pte. Ltd.(4)	South Korea	22%	22%	—%	—%
BSREP II PBSA Ltd.(4)	Bermuda	26%	26%	—%	—%
BSREP II MH Holdings LLC(4)	United States	26%	—%	—%	—%

(1)
BPY holds all managing general partner units of the operating partnership and therefore has the power to direct the relevant activities and affairs of the operating partnership. The managing general partner units represent 37% and 37% of the total number of the operating partnership’s units at December 31, 2017 and 2016, respectively.

(2)
This entity holds economic interest in certain of its Australian properties not held through BPO. This economic interest is held in the form of participating loan agreements with Brookfield Asset Management.

(3)	The partnership sold its entire interest in the DS4 Holdings Limited, which owned 20 Canada Square in London, during the third quarter of 2017.

(4)
The partnership holds its economic interest in these assets primarily through limited partnership interests in Brookfield Asset Management-sponsored private funds. By their nature, limited partnership interests do not have any voting rights. The partnership has entered into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investees.

(5)
The partnership entered into an amended management agreement with its co-investors in Brazil Retail resulting in the loss of control over the venture. Subsequent to entering into this agreement, the partnership will recognize its interest in Brazil Retail as an equity accounted investment. See Note 7, Equity Accounted Investments for further information.

The table below shows details of non-wholly owned subsidiaries of the partnership that have material non-controlling interests:

	Jurisdiction of formation	Proportion of economic interests held by non- controlling interests		Non-controlling interests: Interests of others in operating subsidiaries and properties
(US$ Millions)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
BPO(1)	Canada	—%	—%	$2,982	$2,663
BSREP CARS Sub-Pooling LLC(2)	United States	71%	71%	918	1,208
Center Parcs UK(2)	United Kingdom	73%	73%	869	982
BSREP Industrial Pooling Subsidiary L.P.(2)	United States	70%	70%	878	887
BSREP II Korea Office Holdings Pte. Ltd.	South Korea	78%	78%	706	638
BSREP II Aries Pooling LLC(2)	United States	74%	74%	652	635
BSREP II Retail Upper Pooling LLC(2)	United States	50%	50%	670	545
BSREP II MH Holdings LLC(2)(3)	United States	74%	—%	593	—
Brookfield Strategic Real Estate Partners II Storage REIT LLC(2)	United States	74%	74%	564	479
BSREP II PBSA Ltd.	Bermuda	74%	74%	501	208
BSREP UA Holdings LLC(2)	Cayman Islands	70%	70%	487	469
BREF ONE, LLC	United States	67%	67%	483	491
BSREP II Brazil Pooling LLC	United States	68%	68%	472	423
BSREP India Office Holdings Pte. Ltd.	United States	67%	67%	424	316
BSREP Europe Holdings L.P(2)	Cayman Islands	66%	66%	55	447
Brookfield Brazil Retail Fundo de Investimento em Participações(4)	Brazil	—%	54%	—	412
Other	Various	18% - 76%	18% - 88%	1,684	1,000
Total				$12,938	$11,803

(1)
Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%. During the second quarter of 2017, the partnership redeemed all of the public units outstanding of Brookfield Canada Office Properties, for C $32.50 per unit, or approximately C$516 million ($384 million). During the second quarter of 2017, the partnership redeemed all of the public units outstanding of Brookfield Prime Property Fund, for A$8.815 per unit, or A$85 million ($64 million).

(2)
Includes non-controlling interests representing interests held by other investors in Brookfield Asset Management -sponsored funds and holding entities through which the partnership participates in Brookfield Asset Management -sponsored funds. Also includes non-controlling interests in underlying operating entities owned by Brookfield Asset Management sponsored funds.

(3)	Includes non-controlling interests in recently acquired manufactured housing portfolio. See Note 4, Acquisitions and Business Combinations, for further information.

(4)
The partnership entered into an amended management agreement with its co-investors in Brazil Retail resulting in the loss of control over the venture. Subsequent to entering into this agreement, the partnership will recognize its interest in Brazil Retail as an equity accounted investment. See Note 7, Equity Accounted Investments for further information.

Summarized financial information in respect of each of the partnership’s subsidiaries that have material non-controlling interests is set out below. The summarized financial information below represents amounts before intercompany eliminations.

	Dec. 31, 2017
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	1,432	43,993	13,675	15,944	3,153	12,653
BSREP CARS Sub-Pooling LLC	70	4,811	4	3,637	918	322
Center Parcs UK	103	4,107	228	2,786	869	327
BSREP Industrial Pooling Subsidiary L.P.	111	2,271	123	1,051	878	330
BSREP II Korea Office Holdings Pte. Ltd.	72	2,948	42	2,071	706	201
BSREP II Aries Pooling LLC	57	2,321	47	1,455	652	224
BSREP II Retail Upper Pooling LLC	68	3,321	998	1,066	670	655
BSREP II MH Holdings LLC	34	2,280	30	1,499	593	192
Brookfield Strategic Real Estate Partners II Storage REIT LLC	45	1,871	22	1,144	564	186
BSREP II PBSA Ltd.	61	1,367	121	633	501	173
BSREP UA Holdings LLC	49	1,564	32	885	487	209
BREF ONE, LLC	264	2,332	534	1,338	483	241
BSREP II Brazil Pooling LLC	26	1,261	12	578	472	225
BSREP India Office Holdings Pte. Ltd.	38	1,659	103	963	424	207
BSREP Europe Holdings L.P.	95	—	12	—	55	28
Total	2,525	76,106	15,983	35,050	11,425	16,173

	Dec. 31, 2016
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	902	43,185	4,188	23,708	3,531	12,660
BSREP CARS Sub-Pooling LLC	70	4,798	421	2,811	1,208	428
Center Parcs UK	45	3,730	187	2,235	982	371
BSREP Industrial Pooling Subsidiary L.P.	92	1,939	342	477	887	325
BSREP II Korea Office Holdings Pte. Ltd.	132	2,184	141	1,415	638	122
BSREP II Aries Pooling LLC	211	2,205	31	1,532	635	218
BSREP II Retail Upper Pooling LLC	67	3,076	304	1,755	545	539
Brookfield Strategic Real Estate Partners II Storage REIT LLC	84	1,639	18	1,068	479	158
BREF ONE, LLC	235	2,369	518	1,351	491	244
BSREP UA Holdings LLC	35	1,375	31	709	469	201
BSREP Europe Holdings L.P.	146	1,067	44	490	447	232
BSREP II Brazil Pooling LLC	43	959	7	370	423	202
Brookfield Brazil Retail Fundo de Investimento em Participaçoes	33	962	50	369	412	164
BSREP India Office Holdings Pte. Ltd.	38	1,256	77	747	316	154
Total	2,133	70,744	6,359	39,037	11,463	16,018

	Year ended Dec. 31, 2017
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,224	$120	$139	$9	$(718)	$(672)
BSREP CARS Sub-Pooling LLC	311	87	85	377	30	29
Center Parcs UK	587	13	94	210	5	36
BSREP Industrial Pooling Subsidiary L.P.	143	175	175	163	65	65
BSREP II Korea Office Holdings Pte. Ltd.	194	144	230	119	41	66
BSREP II Aries Pooling LLC	285	53	54	59	18	18
BSREP II Retail Upper Pooling LLC	306	50	50	1	42	42
BSREP II MH Holdings LLC	194	133	133	16	44	44
Brookfield Strategic Real Estate Partners II Storage REIT LLC	168	82	82	8	27	27
BSREP II PBSA Ltd.	74	109	131	—	37	44
BSREP UA Holdings LLC	124	117	117	99	50	50
BREF ONE, LLC	717	(33)	(8)	—	(17)	(5)
BSREP II Brazil Pooling LLC	70	63	55	17	30	26
BSREP India Office Holdings Pte. Ltd.	156	130	154	47	63	75
BSREP Europe Holdings L.P.	96	782	896	1,289	359	419
Total	$5,649	$2,025	$2,387	$2,414	$76	$264

	Year ended Dec. 31, 2016
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,221	$81	$101	$254	$277	$250
BSREP CARS Sub-Pooling LLC	300	140	140	4	49	49
Center Parcs UK	586	74	(112)	76	28	(42)
BSREP Industrial Pooling Subsidiary L.P.	108	158	158	114	55	55
BSREP II Korea Office Holdings Pte. Ltd.	21	(18)	(40)	—	(3)	(7)
BSREP II Aries Pooling LLC	191	(47)	(46)	46	(16)	(16)
BSREP II Retail Upper Pooling LLC	178	3	3	—	3	3
Brookfield Strategic Real Estate Partners II Storage REIT LLC	106	130	130	84	43	43
BREF ONE, LLC	762	(22)	37	—	(11)	18
BSREP UA Holdings LLC	117	138	138	—	59	59
BSREP Europe Holdings L.P.	79	51	31	13	26	15
BSREP II Brazil Pooling LLC	56	59	121	6	28	58
Brookfield Brazil Retail Fundo de Investimento em Participaçoes	80	(42)	35	—	(25)	1
BSREP India Office Holdings Pte. Ltd.	130	76	67	25	37	33
Total	$4,935	$781	$763	$622	$550	$519

	Year ended Dec. 31, 2015
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,170	$172	$(3)	$69	$2,153	$1,662
BSREP CARS Sub-Pooling LLC	283	146	146	47	50	50
Center Parcs UK	285	69	20	20	36	4
BSREP Industrial Pooling Subsidiary L.P.	128	107	107	36	37	38
BSREP II Aries Pooling LLC	75	24	24	3	5	3
Brookfield Brazil Retail Fundo de Investimento em Participaçoes	91	(71)	(301)	15	(47)	(125)
BREF ONE, LLC	799	(19)	69	63	(9)	34
BSREP Europe Holdings L.P.	128	98	38	15	50	18
BSREP UA Holdings LLC	109	99	99	—	42	42
BSREP India Office Holdings Pte. Ltd.	113	78	52	—	44	36
BSREP II Brazil Pooling	6	(5)	(8)	—	(2)	(4)
Total	$4,187	$698	$243	$268	$2,359	$1,758

Certain of the partnership’s subsidiaries are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayment of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.